CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary Shares, par value per share	$ 0.13	$ 0.13
Ordinary Shares, shares authorized	30,000,000	30,000,000
Ordinary Shares, shares issued	19,414,281	16,914,281
Ordinary Shares, shares outstanding	19,070,808	16,556,808
Treasury shares, shares	343,473	357,473